Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of contractual obligations

Payments due for contractual obligations as of December 31, 2018 by due date:

EURm	Within 1 year	1 to 3 years	4 to 5 years	More than 5 years	Total
Purchase obligations(1)	2 837	357	41	13	3 248
Operating leases(2)	270	319	207	303	1 099
Total	3 107	676	248	316	4 347
(1)	Includes inventory purchase obligations, service agreements and outsourcing arrangements.
(2)

Includes leasing costs for office, manufacturing and warehouse space under various non-cancellable operating leases. Leasing obligations include EUR 217 million related to properties that are not yet available for use by the Group as of December 31, 2018.

Schedule of guarantees and other contingent commitments

EURm	2018	2017
Collateral for own commitments
Assets pledged	–	5
Contingent liabilities on behalf of Group companies(1)
Guarantees issued by financial institutions	1 570	1 678
Other guarantees	505	487
Contingent liabilities on behalf of other companies
Other guarantees	25	27
Financing commitments
Customer finance commitments(2)	313	495
Financing commitments to associated companies	20	20
Venture fund commitments(3)	314	396
(1)

In contingent liabilities on behalf of Group companies, the Group reports guarantees that have been given to third parties in the normal course of business. These are mainly guarantees given by financial institutions to the Group’s customers for the performance of the Group’s obligations under supply agreements, including tender bonds, performance bonds, and warranty bonds issued by financial institutions on behalf of the Group. Additionally, the Group has issued corporate guarantees with primary obligation given directly to customers with these guarantees amounting to EUR 1 041 million (EUR 1 114 million in 2017). In Other guarantees, the Group reports guarantees related to non-commercial contracts that support business activities. As a result of internal policies and active management of outstanding guarantee exposure, the Group has not been subject to any material guarantee claims during recent years.

(2)

Customer finance commitments are available under loan facilities negotiated with customers. Availability of the facility is dependent upon the borrower’s continuing compliance with the agreed financial and operational covenants, and compliance with other administrative terms of the facility. The loan facilities are primarily available to fund capital expenditure relating to purchases of network infrastructure equipment and services. Refer to Note 36, Financial risk management.

(3)

As a limited partner in Nokia Growth Partners and certain other funds making technology-related investments, the Group is committed to capital contributions and entitled to cash distributions according to the respective partnership agreements and underlying fund activities.